Provisions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance	$ 1,401,336	$ 1,081,461
Change in accounting policy for IFRS 16 (note 2)		(49,319)
Restated balance as at January 1, 2019		1,352,017
Additions	144,754	273,321
Expiry	(1,335,492)	(74,582)
Foreign exchange	(7,318)	116,021
Accretion expense		5,115
Closing balance	153,961	1,401,336
Less: Current portion	134,956	1,352,017
Long-term portion	19,005	49,319
Asset retirement obligation
Disclosure of other provisions [line items]
Beginning balance	49,319	44,204
Change in accounting policy for IFRS 16 (note 2)		(49,319)
Accretion expense		5,115
Closing balance		49,319
Revenue share obligation
Disclosure of other provisions [line items]
Beginning balance	1,241,657	921,906
Restated balance as at January 1, 2019		1,241,657
Additions		208,242
Expiry	(1,241,657)
Foreign exchange		111,509
Closing balance		1,241,657
Warranty provision
Disclosure of other provisions [line items]
Beginning balance	110,360	115,351
Restated balance as at January 1, 2019		110,360
Additions	144,754	65,079
Expiry	(93,835)	(74,582)
Foreign exchange	(7,318)	4,512
Closing balance	153,961	$ 110,360
Less: Current portion	134,956
Long-term portion	$ 19,005
Minimum
Disclosure of other provisions [line items]
Term of the warranty	12 months
Maximum
Disclosure of other provisions [line items]
Term of the warranty	24 months